Average Annual Total Returns - FT Cboe Vest US Equity Buffer ETF - August	FT Cboe Vest US Equity Buffer ETF - August 1 Year	FT Cboe Vest US Equity Buffer ETF - August Since Inception	FT Cboe Vest US Equity Buffer ETF - August Inception Date	FT Cboe Vest US Equity Buffer ETF - August After tax on distributions 1 Year	FT Cboe Vest US Equity Buffer ETF - August After tax on distributions Since Inception	FT Cboe Vest US Equity Buffer ETF - August After tax on distributions and sale of fund shares 1 Year	FT Cboe Vest US Equity Buffer ETF - August After tax on distributions and sale of fund shares Since Inception	1 Year	Since Inception
Total	12.25%	13.24%	Nov. 06, 2019	12.25%	13.24%	7.25%	10.11%	16.26%	18.93%